Post-employment benefits for employees (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 545	$ 491
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(1,232)	(1,225)
Current service cost		(348)
Net interest expense		(31)
Administrative expenses		(23)
Past service cost and settlements		39
Remeasurements		2,400
Currency translation effects		35
Novartis Group contributions		424
Effect of acquisitions, divestments or transfers		1
Change in limitation on recognition of fund surplus		(2,504)
Net liability at end of period	(1,270)	(1,232)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	545	491
Accrued benefit liability	(1,815)	(1,723)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(362)	(487)
Current service cost		(12)
Net interest expense		(15)
Past service cost and settlements		(1)
Remeasurements		110
Currency translation effects		2
Novartis Group contributions		41
Net liability at end of period	(369)	(362)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	(369)	$ (362)
Continuing operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Current service cost	(260)
Net interest expense	(50)
Administrative expenses	(25)
Past service cost and settlements	(63)
Remeasurements	(895)
Currency translation effects	11
Novartis Group contributions	408
Effect of acquisitions, divestments or transfers	(53)
Change in limitation on recognition of fund surplus	740
Continuing operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Current service cost	(9)
Net interest expense	(20)
Remeasurements	(33)
Currency translation effects	(4)
Novartis Group contributions	33
Discontinued operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability discontinued operations at beginning of period	(149)
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability discontinued operations at beginning of period	$ (26)